SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net (loss)/income			$ (52,613,000)	$ (24,703,000)		$ (73,151,000)	$ (58,583,000)
Founder Spac [Member]
EPS					$ (915,705)
Class A accretion to redemption amount					(4,743,750)
Allocation of Net loss	$ 8,529	$ 240,071	810,422		(5,659,455)
Net (loss)/income					$ 915,705
Common Class B [Member] | Founder Spac [Member]
Share outstanding					7,906,250	7,906,250
Allocation of Net loss	$ 8,529	$ 48,014	$ 162,084		$ (1,131,891)
Net (loss)/income					$ (1,131,891)
Weighted Average Shares outstanding	7,906,250	7,906,250	7,906,250		7,906,250
Basic and diluted net loss per common stock	$ (0.00)	$ (0.01)	$ (0.02)		$ (0.14)
Share Outstanding	7,906,250	7,906,250	7,906,250
Common Class A [Member] | Founder Spac [Member]
Proceeds allocated to Class A					$ 316,250,000
Class A redemption amount					320,993,750
Allocation of Net loss		$ 192,057	$ 648,338		(4,527,564)
Accretion of Class A to redemption value					4,743,750
Net (loss)/income					$ 216,186
Weighted Average Shares outstanding		31,625,000	31,625,000		9,271,586
Basic and diluted net loss per common stock		$ (0.01)	$ (0.02)		$ 0.02
Common Class A [Member] | Founder Spac [Member] | IPO [Member]
Shares Issued upon IPO					31,625,000	31,625,000
Shares Issued upon IPO		31,625,000	31,625,000